UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21852
Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
May 31
Date of reporting period:
May 31, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders
Columbia Flexible Capital Income Fund
Class A / CFIAX
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about Columbia Flexible Capital Income Fund (the Fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 106	0.99%
Management's Discussion of Fund Performance
Top Performance Contributors
Stock selection
| Selections in the information technology, financials and health care sectors boosted the Fund’s relative results the most during the annual period.
Allocations
| Underweights to the health care and communication services sectors buoyed relative Fund results during the annual period.
Individual holdings
| Positions in Qualcomm, a semiconductor company; Cytokinetics, a biotechnology company; MetLife, an insurance company; and Broadcom, a semiconductor company, were among the top relative contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the industrials, materials and consumer discretionary sectors hurt the Fund’s relative results during the annual period.
Allocations
| An underweight to the financials sector and an overweight to the consumer discretionary sector detracted from relative results during the annual period.
Individual holdings
| Positions in Farfetch Limited, a specialty retail company; New York Community Bancorp. Inc., a bank company; Bristol-Myers Squibb Company, a pharmaceuticals company; and 2u, a consumer services technology company, were among the top relative detractors to Fund performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	14.22	7.72	6.27
Class A (including sales charges)	7.69	6.44	5.64
Blended Benchmark - 33.34% Russell 1000 Value Index, 33.33% Bloomberg U.S. Corporate Investment Grade & High Yield Index, 33.33% Bloomberg U.S. Convertible Composite Index	12.52	7.73	6.75
Bloomberg U.S. Aggregate Bond Index	1.31	(0.17)	1.26
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key
Fund
Statistics
Fund net assets	$ 1,216,732,323
Total number of portfolio holdings	173
Management services fees (represents 0.63% of Fund average net assets)	$ 8,027,477
Portfolio turnover for the reporting period	36%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Exxon Mobil Corp.	1.5%
International Business Machines Corp.	1.2%
Ares Capital Corp.	1.1%
Philip Morris International, Inc.	1.0%
Blackstone Secured Lending Fund	1.0%
Chevron Corp.	1.0%
M&T Bank Corp.	1.0%
Apollo Global Management, Inc. 07/31/2026 6.750%	1.0%
PennyMac Corp. 03/15/2026 5.500%	1.0%
Amgen, Inc.	1.0%
Asset Categories
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Flexible Capital Income Fund
Advisor Class / CFCRX
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about Columbia Flexible Capital Income Fund (the Fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$ 79	0.74%
Management's Discussion of
Fund
Performance
Top Performance Contributors
Stock selection
| Selections in the information technology, financials and health care sectors boosted the Fund’s relative results the most during the annual period.
Allocations
| Underweights to the health care and communication services sectors buoyed relative Fund results during the annual period.
Individual holdings
| Positions in Qualcomm, a semiconductor company; Cytokinetics, a biotechnology company; MetLife, an insurance company; and Broadcom, a semiconductor company, were among the top relative contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the industrials, materials and consumer discretionary sectors hurt the Fund’s relative results during the annual period.
Allocations
| An underweight to the financials sector and an overweight to the consumer discretionary sector detracted from relative results during the annual period.
Individual holdings
| Positions in Farfetch Limited, a specialty retail company; New York Community Bancorp. Inc., a bank company; Bristol-Myers Squibb Company, a pharmaceuticals company; and 2u, a consumer services technology company, were among the top relative detractors to Fund performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Advisor Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Advisor Class	14.52	8.00	6.53
Blended Benchmark - 33.34% Russell 1000 Value Index, 33.33% Bloomberg U.S. Corporate Investment Grade & High Yield Index, 33.33% Bloomberg U.S. Convertible Composite Index	12.52	7.73	6.75
Bloomberg U.S. Aggregate Bond Index	1.31	(0.17)	1.26
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,216,732,323
Total number of portfolio holdings	173
Management services fees (represents 0.63% of Fund average net assets)	$ 8,027,477
Portfolio turnover for the reporting period	36%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Exxon Mobil Corp.	1.5%
International Business Machines Corp.	1.2%
Ares Capital Corp.	1.1%
Philip Morris International, Inc.	1.0%
Blackstone Secured Lending Fund	1.0%
Chevron Corp.	1.0%
M&T Bank Corp.	1.0%
Apollo Global Management, Inc. 07/31/2026 6.750%	1.0%
PennyMac Corp. 03/15/2026 5.500%	1.0%
Amgen, Inc.	1.0%
Asset
Categories
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Flexible Capital Income Fund
Class C / CFIGX
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about Columbia Flexible Capital Income Fund (the Fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 187	1.75%
Management's Discussion of
Fund
Performance
Top Performance Contributors
Stock selection
| Selections in the information technology, financials and health care sectors boosted the Fund’s relative results the most during the annual period.
Allocations
| Underweights to the health care and communication services sectors buoyed relative Fund results during the annual period.
Individual holdings
| Positions in Qualcomm, a semiconductor company; Cytokinetics, a biotechnology company; MetLife, an insurance company; and Broadcom, a semiconductor company, were among the top relative contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the industrials, materials and consumer discretionary sectors hurt the Fund’s relative results during the annual period.
Allocations
| An underweight to the financials sector and an overweight to the consumer discretionary sector detracted from relative results during the annual period.
Individual holdings
| Positions in Farfetch Limited, a specialty retail company; New York Community Bancorp. Inc., a bank company; Bristol-Myers Squibb Company, a pharmaceuticals company; and 2u, a consumer services technology company, were among the top relative detractors to Fund performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	13.39	6.91	5.48
Class C (including sales charges)	12.39	6.91	5.48
Blended Benchmark - 33.34% Russell 1000 Value Index, 33.33% Bloomberg U.S. Corporate Investment Grade & High Yield Index, 33.33% Bloomberg U.S. Convertible Composite Index	12.52	7.73	6.75
Bloomberg U.S. Aggregate Bond Index	1.31	(0.17)	1.26
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund
Statistics
Fund net assets	$ 1,216,732,323
Total number of portfolio holdings	173
Management services fees (represents 0.63% of Fund average net assets)	$ 8,027,477
Portfolio turnover for the reporting period	36%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage
of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Exxon Mobil Corp.	1.5%
International Business Machines Corp.	1.2%
Ares Capital Corp.	1.1%
Philip Morris International, Inc.	1.0%
Blackstone Secured Lending Fund	1.0%
Chevron Corp.	1.0%
M&T Bank Corp.	1.0%
Apollo Global Management, Inc. 07/31/2026 6.750%	1.0%
PennyMac Corp. 03/15/2026 5.500%	1.0%
Amgen, Inc.	1.0%
Asset Categories
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Flexible Capital Income Fund
Institutional Class / CFIZX
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about Columbia Flexible Capital Income Fund (the Fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 79	0.74%
Management's Discussion of Fund Performance
Top Performance Contributors
Stock selection
| Selections in the information technology, financials and health care sectors boosted the Fund’s relative results t
h
e most during the annual period.
Allocations
| Underweights to the health care and communication services sectors buoyed relative Fund results during the annual period.
Individual holdings
| Positions in Qualcomm, a semiconductor company; Cytokinetics, a biotechnology company; MetLife, an insurance company; and Broadcom, a semiconductor company, were among the top relative contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the industrials, materials and consumer discretionary sectors hurt the Fund’s relative results during the annual period.
Allocations
| An underweight to the financials sector and an overweight to the consumer discretionary sector detracted from relative results during the annual period.
Individual holdings
| Positions in Farfetch Limited, a specialty retail company; New York Community Bancorp. Inc., a bank company; Bristol-Myers Squibb Company, a pharmaceuticals company; and 2u, a consumer services technology company, were among the top relative detractors to Fund performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	14.42	7.98	6.52
Blended Benchmark - 33.34% Russell 1000 Value Index, 33.33% Bloomberg U.S. Corporate Investment Grade & High Yield Index, 33.33% Bloomberg U.S. Convertible Composite Index	12.52	7.73	6.75
Bloomberg U.S. Aggregate Bond Index	1.31	(0.17)	1.26
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,216,732,323
Total number of portfolio holdings	173
Management services fees (represents 0.63% of Fund average net assets)	$ 8,027,477
Portfolio turnover for the reporting period	36%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Exxon Mobil Corp.	1.5%
International Business Machines Corp.	1.2%
Ares Capital Corp.	1.1%
Philip Morris International, Inc.	1.0%
Blackstone Secured Lending Fund	1.0%
Chevron Corp.	1.0%
M&T Bank Corp.	1.0%
Apollo Global Management, Inc. 07/31/2026 6.750%	1.0%
PennyMac Corp. 03/15/2026 5.500%	1.0%
Amgen, Inc.	1.0%
Asset
Categories
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Flexible Capital Income Fund
Institutional 2 Class / CFXRX
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about Columbia Flexible Capital Income Fund (the Fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 77	0.72%
Management's Discussion of
Fund
Performance
Top Performance Contributors
Stock selection
| Selections in the information technology, financials and health care sectors boosted the Fund’s relative results the most during the annual period.
Allocations
| Underweights to the health care and communication services sectors buoyed relative Fund results during the annual period.
Individual holdings
| Positions in Qualcomm, a semiconductor company; Cytokinetics, a biotechnology company; MetLife, an insurance company; and Broadcom, a semiconductor company, were among the top relative contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the industrials, materials and consumer discretionary sectors hurt the Fund’s relative results during the annual period.
Allocations
| An underweight to the financials sector and an overweight to the consumer discretionary sector detracted from relative results during the annual period.
Individual holdings
| Positions in Farfetch Limited, a specialty retail company; New York Community Bancorp. Inc., a bank company; Bristol-Myers Squibb Company, a pharmaceuticals company; and 2u, a consumer services technology company, were among the top relative detractors to Fund performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	14.53	8.02	6.58
Blended Benchmark - 33.34% Russell 1000 Value Index, 33.33% Bloomberg U.S. Corporate Investment Grade & High Yield Index, 33.33% Bloomberg U.S. Convertible Composite Index	12.52	7.73	6.75
Bloomberg U.S. Aggregate Bond Index	1.31	(0.17)	1.26
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,216,732,323
Total number of portfolio holdings	173
Management services fees (represents 0.63% of Fund average net assets)	$ 8,027,477
Portfolio turnover for the reporting period	36%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Exxon Mobil Corp.	1.5%
International Business Machines Corp.	1.2%
Ares Capital Corp.	1.1%
Philip Morris International, Inc.	1.0%
Blackstone Secured Lending Fund	1.0%
Chevron Corp.	1.0%
M&T Bank Corp.	1.0%
Apollo Global Management, Inc. 07/31/2026 6.750%	1.0%
PennyMac Corp. 03/15/2026 5.500%	1.0%
Amgen, Inc.	1.0%
Asset Categories
Availability of Additional Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Flexible Capital Income Fund
Institutional 3 Class / CFCYX
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about Columbia Flexible Capital Income Fund (the Fund) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 72	0.67%
Management's Discussion of Fund Performance
Top Performance Contributors
Stock selection
| Selections in the information technology, financials and health care sectors boosted the Fund’s relative results the most during the annual period.
Allocations
| Underweights to the health care and communication services sectors buoyed relative Fund results during the annual period.
Individual holdings
| Positions in Qualcomm, a semiconductor company; Cytokinetics, a biotechnology company; MetLife, an insurance company; and Broadcom, a semiconductor company, were among the top relative contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the industrials, materials and consumer discretionary sectors hurt the Fund’s relative results during the annual period.
Allocations
| An underweight to the financials sector and an overweight to the consumer discretionary sector detracted from relative results during the annual period.
Individual holdings
| Positions in Farfetch Limited, a specialty retail company; New York Community Bancorp. Inc., a bank company; Bristol-Myers Squibb Company, a pharmaceuticals company; and 2u, a consumer services technology company, were among the top relative detractors to Fund performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a)	14.58	8.08	6.53
Blended Benchmark - 33.34% Russell 1000 Value Index, 33.33% Bloomberg U.S. Corporate Investment Grade & High Yield Index, 33.33% Bloomberg U.S. Convertible Composite Index	12.52	7.73	6.75
Bloomberg U.S. Aggregate Bond Index	1.31	(0.17)	1.26
(a)
The returns shown for periods prior to March 1, 2017 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,216,732,323
Total number of portfolio holdings	173
Management services fees (represents 0.63% of Fund average net assets)	$ 8,027,477
Portfolio turnover for the reporting period	36%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Exxon Mobil Corp.	1.5%
International Business Machines Corp.	1.2%
Ares Capital Corp.	1.1%
Philip Morris International, Inc.	1.0%
Blackstone Secured Lending Fund	1.0%
Chevron Corp.	1.0%
M&T Bank Corp.	1.0%
Apollo Global Management, Inc. 07/31/2026 6.750%	1.0%
PennyMac Corp. 03/15/2026 5.500%	1.0%
Amgen, Inc.	1.0%
Asset Categories
Availability of Additional
Information
For additional information about the Fund: including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant		Amount billed to the registrant's investment advisor
	May 31, 2024	May 31, 2023	May 31, 2024	May 31, 2023
Audit fees (a)	$31,493	$30,090	$0	$0
Audit-related fees (b)	$0	$0	$0	$0
Tax fees (c)	$12,850	$12,850	$0	$0
All other fees (d)	$0	$0	$0	$0
Non-audit fees (g)	$0	$0	$581,000	$577,000

(a)    Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)    Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)    Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)    All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures
The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)    Not applicable.

(g)    The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)    The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)    Not applicable.

(j)    Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Flexible Capital Income Fund
Annual Financial Statements and Additional Information
May 31, 2024

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Flexible Capital Income Fund | 2024

Portfolio of Investments
May 31, 2024
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 41.3%
Issuer	Shares	Value ($)
Communication Services 2.0%
Diversified Telecommunication Services 1.5%
AT&T, Inc.	535,000	9,747,700
Verizon Communications, Inc.	225,000	9,258,750
Total		19,006,450
Media 0.5%
Comcast Corp., Class A	150,000	6,004,500
Total Communication Services		25,010,950
Consumer Discretionary 2.6%
Broadline Retail 0.7%
Macy’s, Inc.	440,000	8,571,200
Hotels, Restaurants & Leisure 0.5%
Darden Restaurants, Inc.	40,000	6,015,600
Household Durables 0.3%
Newell Brands, Inc.	550,000	4,246,000
Specialty Retail 1.1%
Best Buy Co., Inc.	80,000	6,785,600
Home Depot, Inc. (The)	19,000	6,362,530
Total		13,148,130
Total Consumer Discretionary		31,980,930
Consumer Staples 3.0%
Food Products 1.5%
Kellanova	110,000	6,637,400
Kraft Heinz Co. (The)	325,000	11,495,250
Total		18,132,650
Personal Care Products 0.5%
Kenvue, Inc.	315,000	6,079,500
Tobacco 1.0%
Philip Morris International, Inc.	125,000	12,672,500
Total Consumer Staples		36,884,650
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 3.5%
Oil, Gas & Consumable Fuels 3.5%
Chevron Corp.	77,500	12,578,250
Diamondback Energy, Inc.	30,000	5,977,800
EOG Resources, Inc.	45,000	5,604,750
Exxon Mobil Corp.	155,000	18,175,300
Total		42,336,100
Total Energy		42,336,100
Financials 6.9%
Banks 1.8%
JPMorgan Chase & Co.	45,000	9,118,350
M&T Bank Corp.	82,500	12,507,000
Total		21,625,350
Capital Markets 3.6%
Ares Capital Corp.	600,000	12,942,000
Blackstone Secured Lending Fund	400,000	12,588,000
Carlyle Group, Inc. (The)	145,000	6,229,200
Morgan Stanley	125,000	12,230,000
Total		43,989,200
Financial Services 0.0%
Clovis Liquidation Trust(a),(b),(c)	11,789,772	530,540
Insurance 0.8%
MetLife, Inc.	130,000	9,408,100
Mortgage Real Estate Investment Trusts (REITS) 0.7%
Starwood Property Trust, Inc.	460,000	8,942,400
Total Financials		84,495,590
Health Care 5.8%
Biotechnology 2.0%
AbbVie, Inc.	72,500	11,689,900
Amgen, Inc.	40,000	12,234,000
Total		23,923,900
Health Care Equipment & Supplies 1.2%
Baxter International, Inc.	150,000	5,113,500
Medtronic PLC	110,000	8,950,700
Total		14,064,200
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Flexible Capital Income Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 0.5%
CVS Health Corp.	112,500	6,705,000
Pharmaceuticals 2.1%
Bristol-Myers Squibb Co.	180,000	7,396,200
Merck & Co., Inc.	70,000	8,787,800
Pfizer, Inc.	325,000	9,314,500
Total		25,498,500
Total Health Care		70,191,600
Industrials 3.7%
Aerospace & Defense 1.2%
Lockheed Martin Corp.	20,000	9,406,800
RTX Corp.	52,500	5,660,025
Total		15,066,825
Air Freight & Logistics 1.0%
United Parcel Service, Inc., Class B	82,500	11,461,725
Ground Transportation 0.5%
Union Pacific Corp.	27,500	6,402,550
Machinery 1.0%
AGCO Corp.	55,000	5,903,150
Stanley Black & Decker, Inc.	65,000	5,666,050
Total		11,569,200
Total Industrials		44,500,300
Information Technology 6.1%
Communications Equipment 0.7%
Cisco Systems, Inc.	185,000	8,602,500
Electronic Equipment, Instruments & Components 0.8%
Corning, Inc.	250,000	9,315,000
IT Services 1.2%
International Business Machines Corp.	90,000	15,016,500
Semiconductors & Semiconductor Equipment 2.0%
Broadcom, Inc.	4,500	5,978,475
QUALCOMM, Inc.	30,000	6,121,500
Texas Instruments, Inc.	60,000	11,700,600
Total		23,800,575
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 1.4%
Hewlett Packard Enterprise Co.	350,000	6,177,500
HP, Inc.	300,000	10,950,000
Total		17,127,500
Total Information Technology		73,862,075
Materials 1.8%
Chemicals 1.3%
Dow, Inc.	160,000	9,220,800
Nutrien Ltd.	107,500	6,300,575
Total		15,521,375
Containers & Packaging 0.5%
International Paper Co.	140,000	6,312,600
Total Materials		21,833,975
Real Estate 3.6%
Industrial REITs 0.4%
Prologis, Inc.	47,500	5,248,275
Office REITs 0.5%
Boston Properties, Inc.	100,000	6,067,000
Real Estate Management & Development 0.0%
WeWork, Inc., Class A(b)	37,665	520
Residential REITs 0.7%
Invitation Homes, Inc.	235,000	8,175,650
Retail REITs 1.0%
Realty Income Corp.	110,000	5,836,600
Simon Property Group, Inc.	40,000	6,052,400
Total		11,889,000
Specialized REITs 1.0%
American Tower Corp.	31,500	6,165,810
VICI Properties, Inc.	210,000	6,029,100
Total		12,194,910
Total Real Estate		43,575,355
Utilities 2.3%
Electric Utilities 1.3%
Duke Energy Corp.	60,000	6,214,200
Entergy Corp.	57,500	6,468,175
FirstEnergy Corp.	75,000	3,019,500
Total		15,701,875
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Flexible Capital Income Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Common Stocks (continued)
Issuer	Shares	Value ($)
Gas Utilities 0.5%
Spire, Inc.	100,001	6,129,030
Multi-Utilities 0.5%
DTE Energy Co.	55,000	6,409,150
Total Utilities		28,240,055
Total Common Stocks (Cost $428,320,739)		502,911,580

Convertible Bonds 14.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.5%
Rocket Lab USA, Inc.(d)
02/01/2029	4.250%	5,500,000	5,998,437
Airlines 0.4%
American Airlines Group, Inc.
07/01/2025	6.500%	5,000,000	5,166,773
Automotive 0.5%
Rivian Automotive, Inc.
03/15/2029	4.625%	7,000,000	5,435,500
Cable and Satellite 1.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	19,000,000	12,158,565
Consumer Products 0.5%
Beauty Health Co. (The)(d)
10/01/2026	1.250%	7,500,000	6,170,999
Diversified Manufacturing 1.0%
Bloom Energy Corp.(d)
06/01/2028	3.000%	5,500,000	6,125,900
Greenbrier Companies, Inc. (The)
04/15/2028	2.875%	5,500,000	6,248,000
Total			12,373,900
Electric 2.6%
Duke Energy Corp.
04/15/2026	4.125%	6,000,000	6,030,000
FirstEnergy Corp.
05/01/2026	4.000%	6,000,000	5,994,000
PG&E Corp.(d)
12/01/2027	4.250%	9,000,000	9,272,926
WEC Energy Group, Inc.(d)
06/01/2029	4.375%	10,182,000	10,132,604
Total			31,429,530
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 0.5%
Bread Financial Holdings, Inc.(d)
06/15/2028	4.250%	5,000,000	6,325,000
Healthcare REIT 0.5%
Welltower OP LLC(d)
05/15/2028	2.750%	5,200,000	6,142,760
Independent Energy 0.0%
Chesapeake Energy Escrow
09/15/2026	0.000%	10,500,000	225,750
Leisure 1.0%
Carnival Corp.
12/01/2027	5.750%	4,000,000	5,639,027
NCL Corp., Ltd.
02/15/2027	2.500%	6,500,000	5,999,500
Total			11,638,527
Media and Entertainment 0.4%
fuboTV, Inc.
02/15/2026	3.250%	9,000,000	5,077,800
Other Financial Institutions 0.5%
RWT Holdings, Inc.
10/01/2025	5.750%	6,500,000	6,288,840
Other REIT 1.7%
PennyMac Corp.
03/15/2026	5.500%	13,000,000	12,319,010
Redwood Trust, Inc.
06/15/2027	7.750%	2,000,000	1,917,500
Starwood Property Trust, Inc.
07/15/2027	6.750%	6,000,000	6,189,000
Total			20,425,510
Pharmaceuticals 0.9%
BridgeBio Pharma, Inc.
02/01/2029	2.250%	7,500,000	5,985,000
Mirum Pharmaceuticals, Inc.
05/01/2029	4.000%	5,000,000	5,503,125
Total			11,488,125
Retailers 0.4%
Farfetch Ltd.(e)
05/01/2027	0.000%	8,300,000	124,500
Wayfair, Inc.
09/15/2027	3.250%	4,139,000	5,014,812
Total			5,139,312
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Flexible Capital Income Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 2.0%
CSG Systems International, Inc.(d)
09/15/2028	3.875%	6,152,000	5,681,372
Infinera Corp.
08/01/2028	3.750%	5,500,000	5,940,000
Progress Software Corp.(d)
03/01/2030	3.500%	6,000,000	5,867,331
Western Digital Corp.(d)
11/15/2028	3.000%	4,000,000	6,328,000
Total			23,816,703
Transportation Services 0.5%
Air Transport Services Group, Inc.(d)
08/15/2029	3.875%	7,000,000	5,779,200
Total Convertible Bonds (Cost $190,227,463)			181,081,231

Convertible Preferred Stocks 4.3%
Issuer		Shares	Value ($)
Financials 2.3%
Banks 1.0%
Bank of America Corp.(f)	7.250%	10,000	11,898,500
Capital Markets 0.3%
AMG Capital Trust II	5.150%	72,500	3,684,450
Financial Services 1.0%
Apollo Global Management, Inc.	6.750%	192,500	12,358,500
Total Financials			27,941,450
Industrials 0.5%
Machinery 0.5%
Chart Industries, Inc., ADR	6.750%	100,000	6,048,000
Total Industrials			6,048,000
Materials 0.7%
Chemicals 0.7%
Albemarle Corp.	7.250%	165,000	9,035,400
Total Materials			9,035,400
Utilities 0.8%
Electric Utilities 0.8%
NextEra Energy, Inc.	6.926%	200,000	9,056,000
Total Utilities			9,056,000
Total Convertible Preferred Stocks (Cost $47,941,095)			52,080,850

Corporate Bonds & Notes 37.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.0%
Boeing Co. (The)(d)
05/01/2054	6.858%	6,000,000	6,084,469
United Technologies Corp.
06/01/2042	4.500%	7,100,000	6,165,122
Total			12,249,591
Airlines 0.5%
American Airlines, Inc.(d)
02/15/2028	7.250%	6,000,000	5,990,972
Banking 0.5%
JPMorgan Chase & Co.(g)
04/22/2052	3.328%	8,500,000	5,988,043
Building Materials 0.5%
Stanley Black & Decker, Inc.
11/15/2048	4.850%	7,200,000	6,133,616
Cable and Satellite 0.7%
Comcast Corp.
08/15/2025	3.375%	6,500,000	6,355,239
Telesat Canada/LLC(d)
10/15/2027	6.500%	7,114,000	2,027,292
Total			8,382,531
Chemicals 1.7%
INEOS Finance PLC(d)
04/15/2029	7.500%	6,000,000	6,052,005
Innophos Holdings, Inc.(d)
02/15/2028	9.375%	7,000,000	6,020,263
Olympus Water US Holding Corp.(d)
10/01/2029	6.250%	9,000,000	8,331,493
Total			20,403,761
Construction Machinery 0.4%
PECF USS Intermediate Holding III Corp.(d)
11/15/2029	8.000%	12,500,000	5,411,151
Consumer Cyclical Services 0.5%
Staples, Inc.(d)
04/15/2026	7.500%	6,000,000	6,000,235
Consumer Products 1.8%
Mattel, Inc.(d)
04/01/2029	3.750%	3,000,000	2,750,685
Mattel, Inc.
10/01/2040	6.200%	2,770,000	2,668,327
11/01/2041	5.450%	1,100,000	988,924
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Flexible Capital Income Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Newell Brands, Inc.
09/15/2027	6.375%	4,600,000	4,539,269
09/15/2029	6.625%	4,600,000	4,509,974
SWF Escrow Issuer Corp.(d)
10/01/2029	6.500%	10,500,000	5,956,422
Total			21,413,601
Electric 1.9%
DTE Energy Co.
11/01/2024	4.220%	6,500,000	6,454,322
Entergy Corp.(g)
12/01/2054	7.125%	8,500,000	8,460,430
Pacific Gas and Electric Co.
07/01/2050	4.950%	10,500,000	8,754,270
Total			23,669,022
Food and Beverage 1.7%
Triton Water Holdings, Inc.(d)
04/01/2029	6.250%	13,229,000	12,226,500
United Natural Foods, Inc.(d)
10/15/2028	6.750%	10,320,000	8,521,060
Total			20,747,560
Gaming 1.0%
Scientific Games Holdings LP/US FinCo, Inc.(d)
03/01/2030	6.625%	12,500,000	11,852,539
Health Care 2.2%
CVS Health Corp.
07/20/2045	5.125%	7,500,000	6,618,145
Quotient Ltd.(a),(c),(d),(h)
04/15/2030	12.000%	1,797,359	1,743,438
Star Parent, Inc.(d)
10/01/2030	9.000%	5,900,000	6,158,111
Tenet Healthcare Corp.
10/01/2028	6.125%	12,000,000	11,896,551
Total			26,416,245
Independent Energy 2.4%
Hilcorp Energy I LP/Finance Co.(d)
04/15/2030	6.000%	12,500,000	12,066,908
Occidental Petroleum Corp.
07/15/2044	4.500%	9,800,000	7,576,648
04/15/2046	4.400%	12,200,000	9,653,983
Total			29,297,539
Leisure 1.9%
Carnival Corp.(d)
05/01/2029	6.000%	9,000,000	8,790,344
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
10/01/2028	6.500%	6,000,000	5,977,873
NCL Corp., Ltd.(d)
02/15/2029	7.750%	8,500,000	8,726,322
Total			23,494,539
Life Insurance 0.5%
MetLife, Inc.
07/15/2052	5.000%	6,500,000	5,949,181
Media and Entertainment 2.9%
Clear Channel Outdoor Holdings, Inc.(d)
04/15/2028	7.750%	14,000,000	12,064,414
Deluxe Corp.(d)
06/01/2029	8.000%	6,500,000	6,065,351
Lions Gate Capital Holdings LLC(d)
04/15/2029	5.500%	16,000,000	10,776,113
Mav Acquisition Corp.(d)
08/01/2029	8.000%	6,500,000	6,060,270
Total			34,966,148
Oil Field Services 1.8%
Nabors Industries Ltd.(d)
01/15/2026	7.250%	6,000,000	6,017,194
01/15/2028	7.500%	3,231,000	3,074,897
Transocean Aquila Ltd.(d)
09/30/2028	8.000%	6,000,000	6,123,725
Transocean Titan Financing Ltd.(d)
02/01/2028	8.375%	6,189,000	6,444,642
Total			21,660,458
Other Financial Institutions 0.0%
WeWork Companies, Inc.(d),(e),(h)
08/15/2027	12.000%	6,975,000	85,656
Packaging 1.2%
ARD Finance SA(d),(h)
06/30/2027	6.500%	8,754,310	2,047,665
Mauser Packaging Solutions Holding Co.(d)
04/15/2027	9.250%	12,000,000	11,951,929
Total			13,999,594
Pharmaceuticals 1.9%
1375209 BC Ltd.(d)
01/30/2028	9.000%	1,957,000	1,897,435
Amgen, Inc.
03/02/2025	5.250%	6,500,000	6,486,890
Bausch Health Companies, Inc.(d)
09/30/2028	11.000%	3,477,000	3,033,142
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Flexible Capital Income Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Merck & Co., Inc.
05/17/2053	5.000%	6,300,000	5,890,683
Organon & Co./Foreign Debt Co-Issuer BV(d)
05/15/2034	7.875%	5,100,000	5,183,153
Organon Finance 1 LLC(d)
04/30/2031	5.125%	1,167,000	1,030,787
Total			23,522,090
Property & Casualty 0.5%
Panther Escrow Issuer LLC(d)
06/01/2031	7.125%	6,300,000	6,354,095
Restaurants 1.0%
Fertitta Entertainment LLC/Finance Co., Inc.(d)
01/15/2030	6.750%	13,500,000	11,935,061
Retailers 2.0%
Academy Ltd.(d)
11/15/2027	6.000%	6,333,000	6,230,479
Hanesbrands, Inc.(d)
02/15/2031	9.000%	6,000,000	6,124,780
L Brands, Inc.(d)
10/01/2030	6.625%	6,000,000	6,004,814
Magic MergeCo, Inc.(d)
05/01/2029	7.875%	9,700,000	6,577,842
Total			24,937,915
Supermarkets 0.5%
Safeway, Inc.
02/01/2031	7.250%	6,088,000	6,453,088
Technology 5.8%
Broadcom, Inc.(d)
02/15/2041	3.500%	8,700,000	6,624,050
Cloud Software Group, Inc.(d)
09/30/2029	9.000%	6,500,000	6,298,017
Consensus Cloud Solutions, Inc.(d)
10/15/2026	6.000%	7,000,000	6,803,214
Minerva Merger Sub, Inc.(d)
02/15/2030	6.500%	13,000,000	11,817,322
Neptune Bidco US, Inc.(d)
04/15/2029	9.290%	12,155,000	11,614,801
NortonLifeLock, Inc.(d)
09/30/2027	6.750%	8,000,000	8,065,552
09/30/2030	7.125%	1,000,000	1,016,743
Picard Midco, Inc.(d)
03/31/2029	6.500%	6,500,000	6,167,454
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rocket Software, Inc.(d)
02/15/2029	6.500%	14,125,000	11,892,740
Total			70,299,893
Transportation Services 0.5%
XPO, Inc.(d)
06/01/2028	6.250%	6,000,000	5,999,092
Total Corporate Bonds & Notes (Cost $495,345,923)			453,613,216

Preferred Debt 0.5%
Issuer	Coupon Rate	Shares	Value ($)
Banking 0.5%
Citigroup Capital XIII(g)
10/30/2040	11.961%	200,000	5,850,000
Total Preferred Debt (Cost $5,262,418)			5,850,000

Preferred Stocks 0.4%
Issuer		Shares	Value ($)
Utilities 0.4%
Gas Utilities 0.4%
UGI Corp.	7.250%	100,000	5,842,000
Total Utilities			5,842,000
Total Preferred Stocks (Cost $9,913,336)			5,842,000

Warrants —%
Issuer	Shares	Value ($)
Health Care —%
Health Care Equipment & Supplies —%
Quotient Ltd.(a),(b),(c)	24,163	0
Quotient Ltd.(a),(b),(c)	111,309	0
Total		0
Total Health Care		0
Total Warrants (Cost $—)		0

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Flexible Capital Income Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Money Market Funds 0.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.547%(i),(j)	2,327,408	2,326,943
Total Money Market Funds (Cost $2,326,710)		2,326,943
Total Investments in Securities (Cost: $1,179,337,684)		1,203,705,820
Other Assets & Liabilities, Net		13,026,503
Net Assets		1,216,732,323
Notes to Portfolio of Investments
(a)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2024, the total value of these securities amounted to $2,273,978, which represents 0.19% of total net assets.

(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2024, the total value of these securities amounted to $399,917,167, which represents 32.87% of total net assets.

(e)	Represents a security in default.
(f)	Perpetual security with no specified maturity date.
(g)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of May 31, 2024.

(h)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(i)	The rate shown is the seven-day current annualized yield at May 31, 2024.
(j)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended May 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.547%
	508,491	325,675,603	(323,857,283)	132	2,326,943	558	599,945	2,327,408
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Flexible Capital Income Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Fair value measurements   (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	25,010,950	—	—	25,010,950
Consumer Discretionary	31,980,930	—	—	31,980,930
Consumer Staples	36,884,650	—	—	36,884,650
Energy	42,336,100	—	—	42,336,100
Financials	83,965,050	—	530,540	84,495,590
Health Care	70,191,600	—	—	70,191,600
Industrials	44,500,300	—	—	44,500,300
Information Technology	73,862,075	—	—	73,862,075
Materials	21,833,975	—	—	21,833,975
Real Estate	43,574,835	520	—	43,575,355
Utilities	28,240,055	—	—	28,240,055
Total Common Stocks	502,380,520	520	530,540	502,911,580
Convertible Bonds	—	181,081,231	—	181,081,231
Convertible Preferred Stocks
Financials	—	27,941,450	—	27,941,450
Industrials	—	6,048,000	—	6,048,000
Materials	—	9,035,400	—	9,035,400
Utilities	—	9,056,000	—	9,056,000
Total Convertible Preferred Stocks	—	52,080,850	—	52,080,850
Corporate Bonds & Notes	—	451,869,778	1,743,438	453,613,216
Preferred Debt	5,850,000	—	—	5,850,000
Preferred Stocks
Utilities	—	5,842,000	—	5,842,000
Total Preferred Stocks	—	5,842,000	—	5,842,000
Warrants
Health Care	—	—	—	—
Total Warrants	—	—	—	—
Money Market Funds	2,326,943	—	—	2,326,943
Total Investments in Securities	510,557,463	690,874,379	2,273,978	1,203,705,820
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Flexible Capital Income Fund  | 2024

Portfolio of Investments (continued)
May 31, 2024
Fair value measurements   (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Flexible Capital Income Fund  | 2024

Statement of Assets and Liabilities
May 31, 2024

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,177,010,974)	$1,201,378,877
Affiliated issuers (cost $2,326,710)	2,326,943
Receivable for:
Investments sold	2,683,781
Capital shares sold	304,487
Dividends	2,149,273
Interest	9,081,980
Prepaid expenses	5,970
Total assets	1,217,931,311
Liabilities
Payable for:
Investments purchased	375,147
Capital shares redeemed	567,934
Management services fees	20,943
Distribution and/or service fees	6,950
Transfer agent fees	83,314
Compensation of board members	2,313
Other expenses	50,970
Deferred compensation of board members	91,417
Total liabilities	1,198,988
Net assets applicable to outstanding capital stock	$1,216,732,323
Represented by
Paid in capital	1,270,595,897
Total distributable earnings (loss)	(53,863,574)
Total - representing net assets applicable to outstanding capital stock	$1,216,732,323
Class A
Net assets	$348,263,010
Shares outstanding	26,045,770
Net asset value per share	$13.37
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$14.19
Advisor Class
Net assets	$33,760,216
Shares outstanding	2,497,227
Net asset value per share	$13.52
Class C
Net assets	$169,307,546
Shares outstanding	12,759,942
Net asset value per share	$13.27
Institutional Class
Net assets	$611,787,951
Shares outstanding	45,782,122
Net asset value per share	$13.36
Institutional 2 Class
Net assets	$31,637,262
Shares outstanding	2,338,051
Net asset value per share	$13.53
Institutional 3 Class
Net assets	$21,976,338
Shares outstanding	1,652,812
Net asset value per share	$13.30
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Flexible Capital Income Fund  | 2024

Statement of Operations
Year Ended May 31, 2024

Net investment income
Income:
Dividends — unaffiliated issuers	$30,269,409
Dividends — affiliated issuers	599,945
Interest	46,062,668
Interfund lending	732
Foreign taxes withheld	(48,233)
Total income	76,884,521
Expenses:
Management services fees	8,027,477
Distribution and/or service fees
Class A	875,127
Class C	1,817,789
Class R	3,576
Transfer agent fees
Class A	273,881
Advisor Class	29,459
Class C	142,341
Institutional Class	500,127
Institutional 2 Class	19,563
Institutional 3 Class	1,696
Class R	567
Custodian fees	8,150
Printing and postage fees	77,862
Registration fees	155,271
Accounting services fees	30,993
Legal fees	25,671
Compensation of chief compliance officer	234
Compensation of board members	25,278
Deferred compensation of board members	19,433
Other	49,889
Total expenses	12,084,384
Expense reduction	(20)
Total net expenses	12,084,364
Net investment income	64,800,157
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(16,757,803)
Investments — affiliated issuers	558
Net realized loss	(16,757,245)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	120,068,105
Investments — affiliated issuers	132
Net change in unrealized appreciation (depreciation)	120,068,237
Net realized and unrealized gain	103,310,992
Net increase in net assets resulting from operations	$168,111,149
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Flexible Capital Income Fund  | 2024

Statement of Changes in Net Assets

	Year Ended May 31, 2024	Year Ended May 31, 2023
Operations
Net investment income	$64,800,157	$72,059,482
Net realized loss	(16,757,245)	(64,818,860)
Net change in unrealized appreciation (depreciation)	120,068,237	(132,064,328)
Net increase (decrease) in net assets resulting from operations	168,111,149	(124,823,706)
Distributions to shareholders
Net investment income and net realized gains
Class A	(19,075,369)	(27,400,922)
Advisor Class	(2,143,658)	(4,161,116)
Class C	(8,696,056)	(14,805,054)
Institutional Class	(36,684,769)	(55,111,107)
Institutional 2 Class	(2,009,287)	(4,209,195)
Institutional 3 Class	(1,282,152)	(1,813,733)
Class R	(41,077)	(72,445)
Total distributions to shareholders	(69,932,368)	(107,573,572)
Increase (decrease) in net assets from capital stock activity	(191,767,048)	38,636,588
Total decrease in net assets	(93,588,267)	(193,760,690)
Net assets at beginning of year	1,310,320,590	1,504,081,280
Net assets at end of year	$1,216,732,323	$1,310,320,590
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Flexible Capital Income Fund  | 2024

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	May 31, 2024		May 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	2,857,337	36,814,302	6,394,484	84,796,868
Distributions reinvested	1,458,046	18,617,721	2,070,228	26,918,174
Shares redeemed	(6,581,783)	(84,383,787)	(5,662,836)	(74,275,805)
Net increase (decrease)	(2,266,400)	(28,951,764)	2,801,876	37,439,237
Advisor Class
Shares sold	580,355	7,561,589	1,060,158	14,224,061
Distributions reinvested	165,456	2,133,421	315,860	4,148,386
Shares redeemed	(1,500,308)	(19,486,946)	(2,491,937)	(32,924,316)
Net decrease	(754,497)	(9,791,936)	(1,115,919)	(14,551,869)
Class C
Shares sold	605,433	7,744,615	1,798,121	23,728,293
Distributions reinvested	683,684	8,673,211	1,141,051	14,766,667
Shares redeemed	(4,100,035)	(52,210,699)	(4,344,297)	(56,858,147)
Net decrease	(2,810,918)	(35,792,873)	(1,405,125)	(18,363,187)
Institutional Class
Shares sold	7,625,806	98,163,708	16,836,250	222,554,298
Distributions reinvested	2,858,203	36,449,219	4,215,522	54,775,418
Shares redeemed	(18,623,441)	(238,477,769)	(17,557,490)	(229,780,514)
Net increase (decrease)	(8,139,432)	(103,864,842)	3,494,282	47,549,202
Institutional 2 Class
Shares sold	419,983	5,442,904	872,590	11,714,330
Distributions reinvested	154,365	1,990,188	318,083	4,183,579
Shares redeemed	(1,359,747)	(17,653,495)	(2,452,165)	(32,391,458)
Net decrease	(785,399)	(10,220,403)	(1,261,492)	(16,493,549)
Institutional 3 Class
Shares sold	251,603	3,222,758	556,635	7,345,502
Distributions reinvested	100,936	1,281,063	140,354	1,813,521
Shares redeemed	(524,962)	(6,725,155)	(459,329)	(6,034,866)
Net increase (decrease)	(172,423)	(2,221,334)	237,660	3,124,157
Class R
Shares sold	5,298	68,300	19,371	251,944
Distributions reinvested	3,208	40,937	5,559	72,239
Shares redeemed	(80,284)	(1,033,133)	(30,271)	(391,586)
Net decrease	(71,778)	(923,896)	(5,341)	(67,403)
Total net increase (decrease)	(15,000,847)	(191,767,048)	2,745,941	38,636,588
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Flexible Capital Income Fund  | 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 5/31/2024	$12.36	0.65	1.06	1.71	(0.70)	—	(0.70)
Year Ended 5/31/2023	$14.56	0.67	(1.85)	(1.18)	(0.67)	(0.35)	(1.02)
Year Ended 5/31/2022	$15.90	0.63	(0.71)	(0.08)	(0.63)	(0.63)	(1.26)
Year Ended 5/31/2021	$12.06	0.58	3.90	4.48	(0.64)	—	(0.64)
Year Ended 5/31/2020	$12.56	0.62	(0.53)	0.09	(0.59)	—	(0.59)
Advisor Class
Year Ended 5/31/2024	$12.49	0.69	1.07	1.76	(0.73)	—	(0.73)
Year Ended 5/31/2023	$14.71	0.71	(1.88)	(1.17)	(0.70)	(0.35)	(1.05)
Year Ended 5/31/2022	$16.04	0.68	(0.71)	(0.03)	(0.67)	(0.63)	(1.30)
Year Ended 5/31/2021	$12.16	0.63	3.93	4.56	(0.68)	—	(0.68)
Year Ended 5/31/2020	$12.66	0.66	(0.54)	0.12	(0.62)	—	(0.62)
Class C
Year Ended 5/31/2024	$12.27	0.55	1.05	1.60	(0.60)	—	(0.60)
Year Ended 5/31/2023	$14.46	0.57	(1.84)	(1.27)	(0.57)	(0.35)	(0.92)
Year Ended 5/31/2022	$15.80	0.51	(0.71)	(0.20)	(0.51)	(0.63)	(1.14)
Year Ended 5/31/2021	$11.99	0.47	3.89	4.36	(0.55)	—	(0.55)
Year Ended 5/31/2020	$12.48	0.53	(0.53)	0.00 (d)	(0.49)	—	(0.49)
Institutional Class
Year Ended 5/31/2024	$12.36	0.69	1.04	1.73	(0.73)	—	(0.73)
Year Ended 5/31/2023	$14.56	0.71	(1.86)	(1.15)	(0.70)	(0.35)	(1.05)
Year Ended 5/31/2022	$15.90	0.67	(0.71)	(0.04)	(0.67)	(0.63)	(1.30)
Year Ended 5/31/2021	$12.06	0.61	3.91	4.52	(0.68)	—	(0.68)
Year Ended 5/31/2020	$12.56	0.66	(0.54)	0.12	(0.62)	—	(0.62)
Institutional 2 Class
Year Ended 5/31/2024	$12.50	0.70	1.07	1.77	(0.74)	—	(0.74)
Year Ended 5/31/2023	$14.72	0.71	(1.87)	(1.16)	(0.71)	(0.35)	(1.06)
Year Ended 5/31/2022	$16.06	0.68	(0.72)	(0.04)	(0.67)	(0.63)	(1.30)
Year Ended 5/31/2021	$12.17	0.62	3.95	4.57	(0.68)	—	(0.68)
Year Ended 5/31/2020	$12.67	0.67	(0.55)	0.12	(0.62)	—	(0.62)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Flexible Capital Income Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 5/31/2024	$13.37	14.22%	0.99%	0.99% (c)	5.09%	36%	$348,263
Year Ended 5/31/2023	$12.36	(8.30% )	0.99%	0.99% (c)	5.11%	44%	$349,966
Year Ended 5/31/2022	$14.56	(0.65% )	0.98%	0.98%	4.06%	38%	$371,502
Year Ended 5/31/2021	$15.90	38.27%	1.00%	1.00%	4.13%	58%	$327,938
Year Ended 5/31/2020	$12.06	0.80%	1.01%	1.01%	4.95%	59%	$218,974
Advisor Class
Year Ended 5/31/2024	$13.52	14.52%	0.74%	0.74% (c)	5.34%	36%	$33,760
Year Ended 5/31/2023	$12.49	(8.11% )	0.74%	0.74% (c)	5.33%	44%	$40,615
Year Ended 5/31/2022	$14.71	(0.32% )	0.73%	0.73%	4.32%	38%	$64,229
Year Ended 5/31/2021	$16.04	38.61%	0.75%	0.75%	4.42%	58%	$55,969
Year Ended 5/31/2020	$12.16	1.06%	0.76%	0.76%	5.21%	59%	$19,454
Class C
Year Ended 5/31/2024	$13.27	13.39%	1.75%	1.75% (c)	4.33%	36%	$169,308
Year Ended 5/31/2023	$12.27	(9.01% )	1.74%	1.74% (c)	4.33%	44%	$191,070
Year Ended 5/31/2022	$14.46	(1.41% )	1.73%	1.73%	3.30%	38%	$245,459
Year Ended 5/31/2021	$15.80	37.25%	1.75%	1.75%	3.40%	58%	$242,640
Year Ended 5/31/2020	$11.99	0.06%	1.76%	1.76%	4.20%	59%	$209,401
Institutional Class
Year Ended 5/31/2024	$13.36	14.42%	0.74%	0.74% (c)	5.33%	36%	$611,788
Year Ended 5/31/2023	$12.36	(8.06% )	0.74%	0.74% (c)	5.35%	44%	$666,294
Year Ended 5/31/2022	$14.56	(0.40% )	0.73%	0.73%	4.33%	38%	$734,226
Year Ended 5/31/2021	$15.90	38.60%	0.75%	0.75%	4.39%	58%	$573,637
Year Ended 5/31/2020	$12.06	1.07%	0.76%	0.76%	5.22%	59%	$426,343
Institutional 2 Class
Year Ended 5/31/2024	$13.53	14.53%	0.72%	0.72%	5.36%	36%	$31,637
Year Ended 5/31/2023	$12.50	(8.08% )	0.71%	0.71%	5.32%	44%	$39,047
Year Ended 5/31/2022	$14.72	(0.37% )	0.71%	0.71%	4.33%	38%	$64,534
Year Ended 5/31/2021	$16.06	38.70%	0.73%	0.73%	4.41%	58%	$58,024
Year Ended 5/31/2020	$12.17	1.10%	0.73%	0.73%	5.25%	59%	$29,105
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Flexible Capital Income Fund  | 2024

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Year Ended 5/31/2024	$12.30	0.69	1.05	1.74	(0.74)	—	(0.74)
Year Ended 5/31/2023	$14.49	0.71	(1.84)	(1.13)	(0.71)	(0.35)	(1.06)
Year Ended 5/31/2022	$15.83	0.68	(0.71)	(0.03)	(0.68)	(0.63)	(1.31)
Year Ended 5/31/2021	$12.01	0.62	3.89	4.51	(0.69)	—	(0.69)
Year Ended 5/31/2020	$12.51	0.67	(0.54)	0.13	(0.63)	—	(0.63)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Flexible Capital Income Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Year Ended 5/31/2024	$13.30	14.58%	0.67%	0.67%	5.41%	36%	$21,976
Year Ended 5/31/2023	$12.30	(7.96% )	0.67%	0.67%	5.44%	44%	$22,443
Year Ended 5/31/2022	$14.49	(0.33% )	0.66%	0.66%	4.40%	38%	$23,010
Year Ended 5/31/2021	$15.83	38.70%	0.68%	0.68%	4.47%	58%	$17,878
Year Ended 5/31/2020	$12.01	1.16%	0.68%	0.68%	5.36%	59%	$14,621
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Flexible Capital Income Fund  | 2024

Notes to Financial Statements
May 31, 2024
Note 1. Organization
Columbia Flexible Capital Income Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
The Fund’s Board of Trustees approved a proposal to liquidate Class R shares of the Fund. Effective on March 11, 2024, Class R shares of the Fund were closed to new and existing investors and effective on April 19, 2024, Class R shares of the Fund were liquidated. For federal tax purposes, this liquidation was treated as a redemption of fund shares.
The Board of Trustees of the Fund also approved a proposal to permit the exchange of Institutional Class shares held by certain financial intermediaries and omnibus group retirement plans, with specific permission from Columbia Management Investment Distributors, Inc., for newly created Class S shares. Effective on October 4, 2024, shares held by those certain Institutional Class shareholders of the Fund will be exchanged for Class S shares of the Fund. This will be a tax-free transaction for existing Institutional Class shareholders.
In addition, the Board of Trustees of the Fund approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund will be converted to Institutional Class shares of the Fund. This will be a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.

Columbia Flexible Capital Income Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Columbia Flexible Capital Income Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Columbia Flexible Capital Income Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.65% to 0.54% as the Fund’s net assets increase. The effective management services fee rate for the year ended May 31, 2024 was 0.63% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
Columbia Flexible Capital Income Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
For the year ended May 31, 2024, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.08
Advisor Class	0.08
Class C	0.08
Institutional Class	0.08
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.07 (a)

(a)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended May 31, 2024, these minimum account balance fees reduced total expenses of the Fund by $20.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses. As a result of Class R shares of the Fund being liquidated, April 19, 2024 was the last day the Fund paid a distribution and service fee for Class R shares.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,081,000 for Class C shares. This amount is based on the most recent information available as of March 31, 2024, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges (unaudited)
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the year ended May 31, 2024, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	431,741
Class C	—	1.00 (b)	4,479

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.

Columbia Flexible Capital Income Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	October 1, 2023 through September 30, 2024 (%)	Prior to October 1, 2023 (%)
Class A	1.13	1.15
Advisor Class	0.88	0.90
Class C	1.88	1.90
Institutional Class	0.88	0.90
Institutional 2 Class	0.86	0.88
Institutional 3 Class	0.81	0.83
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At May 31, 2024, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, investments in certain convertible securities, deemed distributions, principal and/or interest from fixed income securities, defaulted securities/troubled debt, capital loss carryforwards, trustees’ deferred compensation and re-characterization of distributions for investments.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
1,447,656	(1,447,657)	1
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
Columbia Flexible Capital Income Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
The tax character of distributions paid during the years indicated was as follows:
Year Ended May 31, 2024			Year Ended May 31, 2023
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
69,932,368	—	69,932,368	70,801,021	36,772,551	107,573,572
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At May 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
10,059,126	—	(82,797,192)	18,965,909
At May 31, 2024, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,184,739,911	109,442,183	(90,476,274)	18,965,909
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at May 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended May 31, 2024, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(58,109,781)	(24,687,411)	(82,797,192)	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $442,691,435 and $634,195,761, respectively, for the year ended May 31, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and, by October 2, 2024, to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.

Columbia Flexible Capital Income Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended May 31, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	900,000	5.86	5
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at May 31, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the year ended May 31, 2024.
Note 9. Significant risks
Convertible securities risk
Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Columbia Flexible Capital Income Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At May 31, 2024, affiliated shareholders of record owned 35.4% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Columbia Flexible Capital Income Fund  | 2024

Notes to Financial Statements (continued)
May 31, 2024
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Flexible Capital Income Fund  | 2024

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust II and Shareholders of Columbia Flexible Capital Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Flexible Capital Income Fund (one of the funds constituting Columbia Funds Series Trust II, referred to hereafter as the "Fund") as of May 31, 2024, the related statement of operations for the year ended May 31, 2024, the statement of changes in net assets for each of the two years in the period ended May 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2024 and the financial highlights for each of the five years in the period ended May 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
July 23, 2024
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.

Columbia Flexible Capital Income Fund  | 2024

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended May 31, 2024. Shareholders will be notified in early 2025 of the amounts for use in preparing 2024 income tax returns.
Qualified dividend income	Dividends received deduction	Section 199A dividends
36.52%	34.39%	5.08%
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Dividends received deduction. The percentage of ordinary income distributed during the fiscal year that qualifies for the corporate dividends received deduction.
Section 199A dividends. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents Section 199A dividends potentially eligible for a 20% deduction.
Columbia Flexible Capital Income Fund  | 2024

Columbia Flexible Capital Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN148_05_P01_(07/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	July 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	July 23, 2024

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	July 23, 2024

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	July 23, 2024